                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2013

Check here if Amendment [_]; Amendment Number: ________
This Amendment (Check only one.): [_] is a restatement.

                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      BANK OF THE OZARKS

Address:   17901 CHENAL PARKWAY

           LITTLE ROCK, AR 72223


Form 13F File Number: 28-15250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      REX W. KYLE

Title:     PRESIDENT / TRUST & WEALTH MANAGEMENT

Phone:     501-978-2240

Signature, Place, and Date of Signing:

/s/ REX W. KYLE                    Little Rock, AR                 5/3/2013
------------------                 ---------------              --------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-______              _________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                        ------------

Form 13F Information Table Entry Total:     87
                                        ------------

Form 13F Information Table Value Total:   142,301
                                        ------------

                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number      Name
____  28-_____________________  _________________________________
[Repeat as necessary.]

8B BANK OF THE OZARKS            SECURITIES AND EXCHANGE COMMISSION FORM 13F         04/08/13               PAGE 1
                                                                    AS OF 03/31/13
COL1                               COL2          COL3      COL4        COL5          COL6      COL7          COL8
----                           --------------  --------- -------- -------------- ------------  ---- ----------------------
                                                                                  INVESTMENT
                                                                                  DISCRETION           VOTING AUTHORITY
                                                          MARKET                 ------------       ----------------------
                                                          VALUE    SHS OR   PUT  SOLE SHR  OTH OTH   SOLE   SHARED  NONE
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT  CALL (A)  (B)  (C) MGR   (A)     (B)    (C)
--------------                 --------------  --------- -------- --------- ---- ---- ---  --- ---- ------- ------ -------
AT&T INC                       COM             00206R102    1,079    29,415  SH   X                  29,415
AT&T INC                       COM             00206R102      424    11,563  SH             X         9,763  1,800
ABBOTT LABS                    COM             002824100      334     9,446  SH   X                   9,446
ABBOTT LABS                    COM             002824100       68     1,923  SH             X         1,523    400
ABBVIE INC                     COM             00287Y109      358     8,776  SH   X                   8,776
ABBVIE INC                     COM             00287Y109       70     1,728  SH             X         1,328    400
ALTRIA GROUP INC               COM             02209S103      692    20,130  SH   X                  20,130
ALTRIA GROUP INC               COM             02209S103       71     2,075  SH             X         1,275    800
APPLE INC                      COM             037833100      716     1,617  SH   X                   1,617
APPLE INC                      COM             037833100       91       206  SH             X           186     20
BANCORPSOUTH INC               COM             059692103      278    17,058  SH   X                  17,058
BANK OF THE OZARKS INC         COM             063904106   50,240 1,132,807  SH   X                 956,857        175,950
BANK OF THE OZARKS INC         COM             063904106        4       100  SH             X           100
BRISTOL MYERS SQUIBB CO        COM             110122108      681    16,526  SH   X                  16,526
BRISTOL MYERS SQUIBB CO        COM             110122108       54     1,310  SH             X           810    500
BROADCOM CORP                  CL A            111320107      240     6,925  SH   X                   6,925
BROADCOM CORP                  CL A            111320107        9       250  SH             X           250
CVS CAREMARK CORPORATION       COM             126650100      232     4,211  SH   X                   4,211
CVS CAREMARK CORPORATION       COM             126650100       57     1,028  SH             X         1,028
CHEVRON CORP NEW               COM             166764100      837     7,045  SH   X                   7,045
CHEVRON CORP NEW               COM             166764100      178     1,500  SH             X         1,375    125
COCA COLA CO                   COM             191216100      976    24,134  SH   X                  24,134
COCA COLA CO                   COM             191216100      317     7,834  SH             X         7,434    400
COLGATE PALMOLIVE CO           COM             194162103      718     6,085  SH   X                   6,085
COLGATE PALMOLIVE CO           COM             194162103       53       446  SH             X           276    170
COMMERCE BANCSHARES INC        COM             200525103      670    16,418  SH   X                  16,418
CONOCOPHILLIPS                 COM             20825C104      456     7,583  SH   X                   7,583
CONOCOPHILLIPS                 COM             20825C104       41       675  SH             X           500    175
DARDEN RESTAURANTS INC         COM             237194105      345     6,680  SH   X                   6,680
DARDEN RESTAURANTS INC         COM             237194105       11       220  SH             X           220
DELTIC TIMBER CORP             COM             247850100      744    10,824  SH   X                  10,824
DELTIC TIMBER CORP             COM             247850100    3,823    55,627  SH             X        55,627
DU PONT E I DE NEMOURS & CO    COM             263534109      162     3,305  SH   X                   3,305
DU PONT E I DE NEMOURS & CO    COM             263534109       56     1,130  SH             X         1,130
DUKE ENERGY CORP NEW           COM NEW         26441C204      459     6,324  SH   X                   6,324
DUKE ENERGY CORP NEW           COM NEW         26441C204       53       734  SH             X           384    350
EXXON MOBIL CORP               COM             30231G102      967    10,730  SH   X                  10,730
EXXON MOBIL CORP               COM             30231G102      203     2,258  SH             X         2,088    170

COL1                               COL2          COL3      COL4        COL5          COL6      COL7          COL8
----                           --------------  --------- -------- -------------- ------------  ---- ----------------------
                                                                                  INVESTMENT
                                                                                  DISCRETION           VOTING AUTHORITY
                                                          MARKET                 ------------       ----------------------
                                                          VALUE    SHS OR   PUT  SOLE SHR  OTH OTH   SOLE   SHARED  NONE
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT  CALL (A)  (B)  (C) MGR   (A)     (B)    (C)
--------------                 --------------  --------- -------- --------- ---- ---- ---  --- ---- ------- ------ -------
FEDEX CORP                     COM             31428X106        8        85  SH   X                      85
FEDEX CORP                     COM             31428X106      224     2,276  SH             X         2,276
GENERAL ELECTRIC CO            COM             369604103      764    33,057  SH   X                  33,057
GENERAL ELECTRIC CO            COM             369604103      410    17,721  SH             X        16,521  1,200
HONEYWELL INTL INC             COM             438516106      212     2,816  SH   X                   2,816
HUNT J B TRANS SVCS INC        COM             445658107      721     9,680  SH   X                   9,680
HUNT J B TRANS SVCS INC        COM             445658107      168     2,250  SH             X         2,250
INTEL CORP                     COM             458140100      510    23,374  SH   X                  23,374
INTEL CORP                     COM             458140100       72     3,300  SH             X         2,800    500
INTERNATIONAL BUSINESS MACHS   COM             459200101    1,466     6,872  SH   X                   6,872
INTERNATIONAL BUSINESS MACHS   COM             459200101      137       641  SH             X           591     50
JOHNSON & JOHNSON              COM             478160104    1,001    12,280  SH   X                  12,280
JOHNSON & JOHNSON              COM             478160104      222     2,724  SH             X         2,359    365
MCDONALDS CORP                 COM             580135101      609     6,112  SH   X                   6,112
MCDONALDS CORP                 COM             580135101      184     1,850  SH             X         1,660    190
1MERCK & CO INC NEW            COM             58933Y105      475    10,742  SH   X                  10,742
MERCK & CO INC NEW             COM             58933Y105      227     5,130  SH             X         4,430    700
MICROSOFT CORP                 COM             594918104      557    19,455  SH   X                  19,455
MICROSOFT CORP                 COM             594918104      140     4,890  SH             X         4,490    400
MONSANTO CO NEW                COM             61166W101      285     2,700  SH   X                   2,700
MONSANTO CO NEW                COM             61166W101       18       174  SH             X           174
MURPHY OIL CORP                COM             626717102    6,418   100,708  SH   X                 100,708
MURPHY OIL CORP                COM             626717102   49,631   778,768  SH             X       778,768
ORACLE CORP                    COM             68389X105      221     6,840  SH   X                   6,840
PEPSICO INC                    COM             713448108      702     8,873  SH   X                   8,873
PEPSICO INC                    COM             713448108      170     2,155  SH             X         1,755    400
PFIZER INC                     COM             717081103      776    26,894  SH   X                  26,894
PFIZER INC                     COM             717081103      225     7,800  SH             X         6,600  1,200
PROCTER & GAMBLE CO            COM             742718109      530     6,878  SH   X                   6,878
PROCTER & GAMBLE CO            COM             742718109      186     2,417  SH             X         2,162    255
SOUTHERN CO                    COM             842587107      419     8,938  SH   X                   8,938
SOUTHERN CO                    COM             842587107      108     2,305  SH             X         1,705    600
TEVA PHARMACEUTICAL INDS LTD   ADR             881624209      203     5,110  SH   X                   5,110
TEVA PHARMACEUTICAL INDS LTD   ADR             881624209        2        60  SH             X            60
THERMO FISHER SCIENTIFIC INC   COM             883556102      227     2,970  SH   X                   2,970
THERMO FISHER SCIENTIFIC INC   COM             883556102        8       100  SH             X           100
TRAVELERS COMPANIES INC        COM             89417E109      251     2,984  SH   X                   2,984
TRAVELERS COMPANIES INC        COM             89417E109       25       300  SH             X                  300
US BANCORP DEL                 COM NEW         902973304    2,261    66,641  SH   X                  66,641
US BANCORP DEL                 COM NEW         902973304       66     1,946  SH             X         1,446    500
UNION PAC CORP                 COM             907818108      456     3,200  SH             X         3,200
UNITED TECHNOLOGIES CORP       COM             913017109      299     3,205  SH   X                   3,205
UNITED TECHNOLOGIES CORP       COM             913017109       12       130  SH             X           130
VERIZON COMMUNICATIONS INC     COM             92343V104    1,236    25,141  SH   X                  25,141
VERIZON COMMUNICATIONS INC     COM             92343V104      195     3,974  SH             X         3,574    400

COL1                               COL2          COL3      COL4        COL5          COL6      COL7          COL8
----                           --------------  --------- -------- -------------- ------------  ---- ----------------------
                                                                                  INVESTMENT
                                                                                  DISCRETION           VOTING AUTHORITY
                                                          MARKET                 ------------       ----------------------
                                                          VALUE    SHS OR   PUT  SOLE SHR  OTH OTH   SOLE   SHARED    NONE
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT  CALL (A)  (B)  (C) MGR   (A)     (B)      (C)
--------------                 --------------  --------- -------- --------- ---- ---- ---  --- ---- ------- ------   -------
WAL-MART STORES INC            COM             931142103    1,722    23,009  SH   X                  23,009
WAL-MART STORES INC            COM             931142103      407     5,443  SH             X         5,443
WELLS FARGO & CO NEW           COM             949746101      294     7,936  SH   X                   7,936
WELLS FARGO & CO NEW           COM             949746101       74     1,993  SH             X         1,993

FINAL TOTALS                                              142,301

FORM 13F INFORMATION TABLE ENTRY TOTAL  87